Quarterly Information (Unaudited) (Tables)	12 Months Ended
May 31, 2014
Quarterly Result of Operations

The following is a summary of the quarterly results of operations for the years ended May 31, 2014 and 2013:

	For Quarter Ended
(In thousands, except per share amounts)	August 31		November 30		February 28	May 31
2014
Net Sales	$1,164,674		$1,071,487		$863,410	$1,276,782
Gross Profit	$499,072		$457,945		$358,026	$560,725
Net Income Attributable to RPM International Inc. Stockholders	$103,098		$63,562		$16,221	$108,779
Basic Earnings Per Share	$0.78		$0.48		$0.12	$0.82
Diluted Earnings Per Share	$0.77		$0.48		$0.12	$0.80

Dividends Per Share	$0.225		$0.240		$0.240	$0.240

(In thousands, except per share amounts)	August 31 (a), (e)		November 30 (b), (e)		February 28 (c), (e)	May 31 (d)
2013	(Restated	)	(Restated	)	(Restated )
Net Sales	$1,046,714		$1,017,426		$843,736	$1,170,779
Gross Profit	$433,880		$425,001		$343,564	$500,274
Net Income (Loss) Attributable to RPM International Inc. Stockholders	$26,665		$30,924		$(24,364)	$65,378
Basic Earnings (Loss) Per Share	$0.20		$0.23		$(0.19)	$0.49
Diluted Earnings (Loss) Per Share	$0.20		$0.23		$(0.19)	$0.49

Dividends Per Share	$0.215		$0.225		$0.225	$0.225

(a)	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively. Lastly, we recorded a charge for $11.4 million ($7.2 million after-tax) in relation to the items described in (e) below.
(b)	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively. Additionally, we recorded a charge for $16.9 million ($10.8 million after-tax) in relation to the items described in (e) below.
(c)	For the quarter ended February 28, 2013, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. Additionally, we recorded a charge for $40.5 million ($34.6 million after-tax) in relation to the items described in (e) below.
(d)	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
(e)	During August 2014, we determined that there was an error in the timing of the disclosure and accrual of loss reserves associated with our settlement of the GSA and DOJ investigation into compliance issues related to GSA contracts at our Tremco Group. We filed amended Quarterly Reports on Form 10-Q/A in August 2014 with corrected financial statements for the periods ended August 31, 2012, November 30, 2012 and February 28, 2013. The corrections reduced net income by $7.2 million and $10.8 million for the quarterly periods ended August 31, 2012 and November 30, 2012, respectively, and increased net income for the quarterly period ended February 28, 2013 by $18.0 million. The corrections reduced basic and diluted earnings per share by $0.06 for the quarter ended August 31, 2012; and by $0.09 and $0.08, respectively, for the quarterly period ended November 30, 2012; and increased basic and diluted earnings per share by $0.14 for the quarterly period ended February 28, 2013. The figures presented in the table above represent the corrected amounts for each quarter.